October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Axon Enterprise Inc.(a)	9	$3,812
Boeing Co. (The)(a)	83	12,393
General Dynamics Corp.	34	9,915
General Electric Co.	158	27,141
HEICO Corp.	3	735
HEICO Corp., Class A	6	1,152
Howmet Aerospace Inc.	56	5,584
Huntington Ingalls Industries Inc.	2	370
L3Harris Technologies Inc.	26	6,434
Lockheed Martin Corp.	30	16,381
Northrop Grumman Corp.	20	10,180
RTX Corp.	188	22,746
Textron Inc.	25	2,011
TransDigm Group Inc.	7	9,116
		127,970
Automobiles — 1.2%
Ford Motor Co.	936	9,631
General Motors Co.	261	13,248
Rivian Automotive Inc., Class A(a)	178	1,798
Tesla Inc.(a)	648	161,903
		186,580
Banks — 5.1%
Bank of America Corp.	3,468	145,032
Citigroup Inc.	984	63,143
Citizens Financial Group Inc.	240	10,109
Fifth Third Bancorp	370	16,162
First Citizens BancShares Inc./NC, Class A	5	9,687
Huntington Bancshares Inc./Ohio	647	10,087
JPMorgan Chase & Co.	1,413	313,573
KeyCorp	477	8,228
M&T Bank Corp.	84	16,353
PNC Financial Services Group Inc. (The)	205	38,595
Regions Financial Corp.	481	11,481
Truist Financial Corp.	689	29,661
U.S. Bancorp	800	38,648
Wells Fargo & Co.	1,716	111,403
		822,162
Broadline Retail — 2.5%
Amazon.com Inc.(a)	2,006	373,918
eBay Inc.	108	6,211
MercadoLibre Inc.(a)	9	18,335
		398,464
Building Products — 2.0%
A O Smith Corp.	122	9,162
Allegion PLC	85	11,868
Builders FirstSource Inc.(a)	123	21,082
Carlisle Companies Inc.	49	20,689
Carrier Global Corp.	815	59,267
Fortune Brands Innovations Inc., NVS	129	10,750
Johnson Controls International PLC	684	51,676
Lennox International Inc.	31	18,680
Masco Corp.	222	17,740
Owens Corning	85	15,027
Trane Technologies PLC	229	84,767
		320,708
Capital Markets — 4.9%
Ameriprise Financial Inc.	53	27,046
Ares Management Corp., Class A	107	17,942
Bank of New York Mellon Corp. (The)	229	17,257
Security	Shares	Value
Capital Markets (continued)
Blackstone Inc., NVS	369	$61,900
Carlyle Group Inc. (The)	137	6,854
Cboe Global Markets Inc.	33	7,048
Charles Schwab Corp. (The)	779	55,177
CME Group Inc.	196	44,171
Coinbase Global Inc., Class A(a)	95	17,029
FactSet Research Systems Inc.	23	10,443
Franklin Resources Inc.	202	4,196
Goldman Sachs Group Inc. (The)	172	89,060
Intercontinental Exchange Inc.	323	50,346
KKR & Co. Inc.	316	43,684
LPL Financial Holdings Inc.	39	11,005
MarketAxess Holdings Inc.	20	5,788
Moody's Corp.	91	41,318
Morgan Stanley	641	74,516
MSCI Inc., Class A	42	23,990
Nasdaq Inc.	248	18,332
Northern Trust Corp.	131	13,168
Raymond James Financial Inc.	115	17,045
Robinhood Markets Inc., Class A(a)	249	5,849
S&P Global Inc.	170	81,661
SEI Investments Co.	127	9,495
State Street Corp.	185	17,168
T Rowe Price Group Inc.	69	7,580
Tradeweb Markets Inc., Class A	66	8,382
		787,450
Commercial Services & Supplies — 1.7%
Cintas Corp.	311	64,007
Copart Inc.(a)	719	37,007
Republic Services Inc., Class A	184	36,432
Rollins Inc.	239	11,266
Veralto Corp.	206	21,051
Waste Connections Inc.	214	37,825
Waste Management Inc.	339	73,173
		280,761
Construction & Engineering — 0.2%
AECOM	62	6,622
EMCOR Group Inc.	22	9,813
Quanta Services Inc.	67	20,209
		36,644
Construction Materials — 3.2%
CRH PLC	2,523	240,770
Martin Marietta Materials Inc.	227	134,461
Vulcan Materials Co.	488	133,678
		508,909
Consumer Finance — 2.6%
Ally Financial Inc.	70	2,454
American Express Co.	853	230,378
Capital One Financial Corp.	575	93,604
Discover Financial Services	367	54,474
Synchrony Financial	607	33,470
		414,380
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	68	59,444
Dollar General Corp.	32	2,561
Dollar Tree Inc.(a)	29	1,874
Kroger Co. (The)	101	5,633
Sysco Corp.	67	5,022
Target Corp.	70	10,503
Walgreens Boots Alliance Inc.	99	936

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart Inc.	688	$56,382
		142,355
Containers & Packaging — 1.9%
Amcor PLC	3,428	38,154
Avery Dennison Corp.	194	40,164
Ball Corp.	755	44,734
Crown Holdings Inc.	291	27,223
International Paper Co.	809	44,932
Packaging Corp. of America	219	50,138
Smurfit WestRock PLC	1,259	64,838
		310,183
Electric Utilities — 2.9%
Alliant Energy Corp.	161	9,660
American Electric Power Co. Inc.	323	31,896
Constellation Energy Corp.	189	49,700
Duke Energy Corp.	471	54,292
Edison International	236	19,446
Entergy Corp.	142	21,979
Evergy Inc.	152	9,187
Eversource Energy	212	13,960
Exelon Corp.	618	24,287
FirstEnergy Corp.	328	13,720
NextEra Energy Inc.	1,233	97,715
NRG Energy Inc.	124	11,210
PG&E Corp.	1,173	23,718
PPL Corp.	219	7,131
Southern Co. (The)	677	61,627
Xcel Energy Inc.	334	22,315
		471,843
Electrical Equipment — 0.8%
AMETEK Inc.	73	13,384
Eaton Corp. PLC	130	43,105
Emerson Electric Co.	186	20,138
GE Vernova Inc.(a)	89	26,848
Hubbell Inc., Class B	17	7,260
Rockwell Automation Inc.	36	9,602
Vertiv Holdings Co., Class A	115	12,568
		132,905
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	305	20,441
CDW Corp.	28	5,271
Corning Inc.	215	10,232
Jabil Inc.	25	3,077
Keysight Technologies Inc.(a)	43	6,407
TE Connectivity PLC, NVS	86	12,678
Teledyne Technologies Inc.(a)	9	4,098
Trimble Inc.(a)	54	3,267
Zebra Technologies Corp., Class A(a)	13	4,966
		70,437
Financial Services — 1.3%
Apollo Global Management Inc.	52	7,450
Berkshire Hathaway Inc., Class B(a)	147	66,285
Block Inc.(a)	59	4,267
Corpay Inc.(a)	6	1,978
Fidelity National Information Services Inc.	70	6,281
Fiserv Inc.(a)	65	12,864
Global Payments Inc.	26	2,696
Jack Henry & Associates Inc.	4	728
Mastercard Inc., Class A	87	43,464
PayPal Holdings Inc.(a)	109	8,644
Toast Inc., Class A(a)	38	1,141
Security	Shares	Value
Financial Services (continued)
Visa Inc., Class A	172	$49,854
		205,652
Ground Transportation — 1.5%
CSX Corp.	993	33,405
JB Hunt Transport Services Inc.	42	7,586
Knight-Swift Transportation Holdings Inc.	76	3,958
Norfolk Southern Corp.	114	28,549
Old Dominion Freight Line Inc.	97	19,528
Uber Technologies Inc.(a)	937	67,511
U-Haul Holding Co.	53	3,618
Union Pacific Corp.	306	71,013
		235,168
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	96	10,884
Align Technology Inc.(a)	4	820
Baxter International Inc.	23	821
Becton Dickinson & Co.	16	3,737
Boston Scientific Corp.(a)	78	6,554
Cooper Companies Inc. (The)(a)	9	942
Dexcom Inc.(a)	20	1,410
Edwards Lifesciences Corp.(a)	30	2,010
GE HealthCare Technologies Inc., NVS(a)	23	2,009
Hologic Inc.(a)	11	890
IDEXX Laboratories Inc.(a)	3	1,221
Intuitive Surgical Inc.(a)	19	9,573
Medtronic PLC	78	6,962
ResMed Inc.	7	1,697
STERIS PLC	5	1,109
Stryker Corp.	19	6,769
Zimmer Biomet Holdings Inc.	10	1,069
		58,477
Health Care Providers & Services — 0.5%
Cardinal Health Inc.	16	1,736
Cencora Inc.	10	2,281
Centene Corp.(a)	35	2,179
Cigna Group (The)	21	6,611
CVS Health Corp.	91	5,138
Elevance Health Inc.	16	6,492
HCA Healthcare Inc.	14	5,022
Humana Inc.	8	2,063
Labcorp Holdings Inc.	6	1,370
McKesson Corp.	8	4,005
Molina Healthcare Inc.(a)	3	964
Quest Diagnostics Inc.	6	929
UnitedHealth Group Inc.	67	37,821
Universal Health Services Inc., Class B	4	817
		77,428
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc.	32	3,570
Healthpeak Properties Inc.	125	2,806
Ventas Inc.	92	6,025
Welltower Inc.	130	17,534
		29,935
Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	190	39,678
Hotels, Restaurants & Leisure — 0.7%
Airbnb Inc., Class A(a)	46	6,200
Booking Holdings Inc.	3	14,029
Carnival Corp.(a)	106	2,332
Chipotle Mexican Grill Inc., Class A(a)	148	8,254

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	19	$3,040
Domino's Pizza Inc.	3	1,241
DoorDash Inc., Class A(a)	32	5,014
DraftKings Inc., Class A (a)	51	1,801
Expedia Group Inc.(a)	13	2,032
Flutter Entertainment PLC(a)	19	4,423
Hilton Worldwide Holdings Inc.	24	5,637
Las Vegas Sands Corp.	40	2,074
Marriott International Inc./MD, Class A	25	6,501
McDonald's Corp.	76	22,200
MGM Resorts International(a)	30	1,106
Royal Caribbean Cruises Ltd.	26	5,365
Starbucks Corp.	118	11,529
Wynn Resorts Ltd.	10	960
Yum! Brands Inc.	26	3,410
		107,148
Household Durables — 1.3%
DR Horton Inc.	358	60,502
Garmin Ltd.	187	37,091
Lennar Corp., Class A	295	50,239
NVR Inc.(a)	4	36,611
PulteGroup Inc.	252	32,642
		217,085
Industrial Conglomerates — 1.9%
3M Co.	844	108,429
Honeywell International Inc.	993	204,240
		312,669
Insurance — 3.0%
Aflac Inc.	264	27,665
Allstate Corp. (The)	124	23,128
American Financial Group Inc./OH	20	2,579
American International Group Inc.	334	25,344
Aon PLC, Class A	89	32,651
Arch Capital Group Ltd.(a)	117	11,532
Arthur J Gallagher & Co.	100	28,120
Assurant Inc.	27	5,176
Brown & Brown Inc.	115	12,034
Chubb Ltd.	180	50,839
Cincinnati Financial Corp.	80	11,266
Erie Indemnity Co., Class A, NVS	11	4,937
Everest Group Ltd.	19	6,757
Fidelity National Financial Inc.	13	782
Hartford Financial Services Group Inc. (The)	146	16,124
Loews Corp.	89	7,027
Markel Group Inc.(a)	5	7,710
Marsh & McLennan Companies Inc.	234	51,068
MetLife Inc.	292	22,899
Principal Financial Group Inc.	143	11,783
Progressive Corp. (The)	267	64,836
Prudential Financial Inc.	111	13,595
Travelers Companies Inc. (The)	106	26,070
W R Berkley Corp.	141	8,061
Willis Towers Watson PLC	32	9,670
		481,653
Interactive Media & Services — 9.9%
Alphabet Inc., Class A	2,969	508,025
Alphabet Inc., Class C, NVS	2,555	441,223
Match Group Inc.(a)	100	3,603
Meta Platforms Inc., Class A	1,108	628,879
Pinterest Inc., Class A(a)	280	8,901
Security	Shares	Value
Interactive Media & Services (continued)
Snap Inc., Class A, NVS(a)	517	$6,287
		1,596,918
IT Services — 0.4%
Accenture PLC, Class A	60	20,689
Akamai Technologies Inc.(a)	13	1,314
Cloudflare Inc., Class A(a)	29	2,544
Cognizant Technology Solutions Corp., Class A	58	4,326
EPAM Systems Inc.(a)	6	1,132
Gartner Inc.(a)	7	3,517
GoDaddy Inc., Class A(a)	13	2,168
International Business Machines Corp.	91	18,812
MongoDB Inc., Class A(a)	7	1,893
Okta Inc.(a)	16	1,150
Snowflake Inc., Class A(a)	30	3,445
Twilio Inc., Class A(a)	16	1,290
VeriSign Inc.(a)	7	1,238
		63,518
Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	110	14,334
Avantor Inc.(a)	259	5,794
Bio-Rad Laboratories Inc., Class A(a)	8	2,866
Bio-Techne Corp.	61	4,499
Charles River Laboratories International Inc.(a)	20	3,572
Danaher Corp.	249	61,169
Illumina Inc.(a)	61	8,793
IQVIA Holdings Inc.(a)	68	13,996
Mettler-Toledo International Inc.(a)	8	10,334
Revvity Inc.	48	5,692
Thermo Fisher Scientific Inc.	142	77,577
Waters Corp.(a)	22	7,108
West Pharmaceutical Services Inc.	27	8,314
		224,048
Machinery — 2.4%
Caterpillar Inc.	226	85,021
CNH Industrial NV	274	3,077
Cummins Inc.	63	20,726
Deere & Co.	119	48,158
Dover Corp.	64	12,117
Fortive Corp.	161	11,500
Graco Inc.	73	5,946
IDEX Corp.	30	6,439
Illinois Tool Works Inc.	134	34,991
Ingersoll Rand Inc.	186	17,856
Nordson Corp.	23	5,702
Otis Worldwide Corp.	184	18,069
PACCAR Inc.	241	25,132
Parker-Hannifin Corp.	60	38,044
Pentair PLC	78	7,731
Snap-on Inc.	23	7,593
Stanley Black & Decker Inc.	74	6,878
Toro Co. (The)	38	3,058
Westinghouse Air Brake Technologies Corp.	84	15,790
Xylem Inc./New York	113	13,761
		387,589
Metals & Mining — 0.6%
Agnico Eagle Mines Ltd.	189	16,309
Freeport-McMoRan Inc.	532	23,951
Kinross Gold Corp.	1,597	16,098
Newmont Corp.	509	23,129
Wheaton Precious Metals Corp.	251	16,568
		96,055

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.9%
BXP Inc.	1,749	$140,899
Oil, Gas & Consumable Fuels — 2.4%
APA Corp.	82	1,935
Cheniere Energy Inc.	50	9,569
Chevron Corp.	422	62,802
Chord Energy Corp.	10	1,251
ConocoPhillips	283	31,000
Coterra Energy Inc.	183	4,377
Devon Energy Corp.	180	6,963
Diamondback Energy Inc.	51	9,015
EOG Resources Inc.	141	17,196
EQT Corp.	155	5,664
Expand Energy Corp.	49	4,151
Exxon Mobil Corp.	1,078	125,889
Hess Corp.	63	8,472
HF Sinclair Corp.	58	2,239
Kinder Morgan Inc.	514	12,598
Marathon Oil Corp.	152	4,210
Marathon Petroleum Corp.	84	12,220
Occidental Petroleum Corp.	162	8,118
ONEOK Inc.	137	13,273
Ovintiv Inc.	83	3,254
Phillips 66	100	12,182
Targa Resources Corp.	49	8,181
Texas Pacific Land Corp.	4	4,664
Valero Energy Corp.	78	10,121
Williams Companies Inc. (The)	296	15,502
		394,846
Passenger Airlines — 0.0%
Delta Air Lines Inc.	70	4,005
Southwest Airlines Co.	60	1,835
		5,840
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	87	4,852
Eli Lilly & Co.	33	27,381
Johnson & Johnson	102	16,306
Merck & Co. Inc.	103	10,539
Pfizer Inc.	249	7,047
Viatris Inc.	107	1,241
Zoetis Inc.	18	3,218
		70,584
Professional Services — 0.8%
Automatic Data Processing Inc.	126	36,444
Booz Allen Hamilton Holding Corp., Class A	38	6,903
Broadridge Financial Solutions Inc.	51	10,754
Dayforce Inc.(a)(b)	49	3,477
Equifax Inc.	42	11,131
Jacobs Solutions Inc., NVS	39	5,483
Leidos Holdings Inc.	40	7,326
Paychex Inc.	107	14,908
Paycom Software Inc.	16	3,344
SS&C Technologies Holdings Inc.	77	5,385
TransUnion	60	6,078
Verisk Analytics Inc., Class A	43	11,813
		123,046
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	107	14,014
CoStar Group Inc.(a)	141	10,263
Zillow Group Inc., Class C (a)	58	3,485
		27,762
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices Inc.(a)	556	$80,103
Analog Devices Inc.	171	38,152
Applied Materials Inc.	284	51,569
Broadcom Inc.	1,520	258,050
Enphase Energy Inc.(a)	49	4,069
Entegris Inc.	53	5,550
First Solar Inc.(a)	34	6,612
Intel Corp.	1,468	31,591
KLA Corp.	47	31,313
Lam Research Corp.	455	33,829
Marvell Technology Inc.	299	23,953
Microchip Technology Inc.	189	13,867
Micron Technology Inc.	382	38,066
Monolithic Power Systems Inc.	17	12,908
Nvidia Corp.	8,452	1,122,088
NXP Semiconductors NV	88	20,636
ON Semiconductor Corp.(a)	147	10,362
Qorvo Inc.(a)	36	2,565
Qualcomm Inc.	385	62,667
Skyworks Solutions Inc.	56	4,905
Teradyne Inc.	54	5,735
Texas Instruments Inc.	312	63,386
		1,921,976
Software — 8.1%
Adobe Inc.(a)	115	54,979
Ansys Inc.(a)	24	7,690
AppLovin Corp., Class A(a)	53	8,978
Aspen Technology Inc.(a)	6	1,408
Atlassian Corp., Class A, NVS(a)	41	7,730
Autodesk Inc.(a)	56	15,893
Bentley Systems Inc., Class B	53	2,558
Cadence Design Systems Inc.(a)	70	19,328
Crowdstrike Holdings Inc., Class A(a)	60	17,812
Datadog Inc., Class A(a)	71	8,906
DocuSign Inc., Class A(a)	61	4,232
Dynatrace Inc.(a)	85	4,573
Fair Isaac Corp.(a)	6	11,959
Fortinet Inc.(a)	168	13,215
Gen Digital Inc.	173	5,036
HubSpot Inc.(a)	12	6,657
Intuit Inc.	72	43,942
Manhattan Associates Inc.(a)	16	4,214
Microsoft Corp.	1,825	741,589
MicroStrategy Inc., Class A(a)	41	10,024
Oracle Corp.	428	71,836
Palantir Technologies Inc., Class A(a)	524	21,777
Palo Alto Networks Inc.(a)	84	30,268
PTC Inc.(a)	32	5,931
Roper Technologies Inc.	28	15,056
Salesforce Inc.	251	73,134
Samsara Inc., Class A(a)	62	2,963
ServiceNow Inc.(a)	53	49,448
Synopsys Inc.(a)	40	20,544
Tyler Technologies Inc.(a)	10	6,056
Workday Inc., Class A(a)	55	12,862
Zoom Video Communications Inc., Class A(a)	71	5,307
Zscaler Inc.(a)	28	5,062
		1,310,967
Specialized REITs — 1.0%
American Tower Corp.	148	31,604
Crown Castle Inc.	141	15,156

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Digital Realty Trust Inc.	104	$18,536
Equinix Inc.	30	27,242
Extra Space Storage Inc.	65	10,614
Gaming and Leisure Properties Inc.	82	4,116
Iron Mountain Inc.	92	11,383
Public Storage	50	16,453
SBA Communications Corp., Class A	29	6,655
VICI Properties Inc., Class A	284	9,020
Weyerhaeuser Co.	243	7,572
		158,351
Specialty Retail — 3.6%
AutoZone Inc.(a)	10	30,090
Bath & Body Works Inc.	145	4,115
Best Buy Co. Inc.	125	11,304
Burlington Stores Inc.(a)	41	10,159
CarMax Inc.(a)	100	7,238
Dick's Sporting Goods Inc.	38	7,439
Home Depot Inc. (The)	592	233,100
Lowe's Companies Inc.	339	88,760
O'Reilly Automotive Inc.(a)	35	40,360
Ross Stores Inc.	202	28,224
TJX Companies Inc. (The)	679	76,747
Tractor Supply Co.	65	17,258
Ulta Beauty Inc.(a)	28	10,331
Williams-Sonoma Inc.	78	10,462
		575,587
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	4,219	953,114
Dell Technologies Inc., Class C	83	10,261
Hewlett Packard Enterprise Co.	382	7,445
HP Inc.	288	10,230
NetApp Inc.	60	6,919
Pure Storage Inc., Class A(a)	90	4,504
Seagate Technology Holdings PLC	59	5,922
Super Micro Computer Inc.(a)	152	4,425
Western Digital Corp.(a)	96	6,270
		1,009,090
Security	Shares	Value
Tobacco — 1.0%
Altria Group Inc.	923	$50,267
Philip Morris International Inc.	829	110,008
		160,275
Trading Companies & Distributors — 1.7%
Fastenal Co.	780	60,980
Ferguson Enterprises Inc.	275	54,104
United Rentals Inc.	91	73,965
Watsco Inc.	48	22,704
WW Grainger Inc.	60	66,554
		278,307
Wireless Telecommunication Services — 4.5%
T-Mobile U.S. Inc.	3,262	727,948
Total Long-Term Investments — 99.5% (Cost: $15,070,213)		16,050,250
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	3,286	3,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	70,000	70,000
Total Short-Term Securities — 0.4% (Cost: $73,288)		73,288
Total Investments — 99.9% (Cost: $15,143,501)		16,123,538
Other Assets Less Liabilities — 0.1%		13,906
Net Assets — 100.0%		$16,137,444

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$611	$2,682 (a)	$—	$(5)	$—	$3,288	3,286	$26 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	30,000 (a)	—	—	—	70,000	70,000	849	—
				$(5)	$—	$73,288		$875	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Industry Rotation Active ETF
(Formerly BlackRock U.S. Industry Rotation ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,050,250	$—	$—	$16,050,250
Short-Term Securities
Money Market Funds	73,288	—	—	73,288
	$16,123,538	$—	$—	$16,123,538

Portfolio Abbreviation
NVS	Non-Voting Shares